Associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income statement and statement of comprehensive income
Revenue		€ 40,461	€ 37,448	€ 36,717
Depreciation and amortisation		(12,454)	(10,804)	(10,414)
Other (expense)/income		(88)	565	372
Operating profit/(loss)		2,844	(411)	3,665
Interest income		222	130	101
Profit before taxation		1,864	(1,478)	1,620
Profit/(loss) for the financial year		(49)	(3,746)	1,505
Profit from continuing operations, Owners of the parent		(397)	(4,169)	1,140
Non-controlling interests	[1]	348	423	365
Oak Holdings 1 GmbH
Income statement and statement of comprehensive income
Impairment loss		(928)
Joint ventures where entity is venturer | VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue		3,976	4,082	4,128
Operating expenses		(2,219)	(2,190)	(2,195)
Depreciation and amortisation		(1,509)	(1,600)	(1,555)
Impairment loss		0	0	0
Other (expense)/income		0	0	0
Operating profit/(loss)		248	292	378
Interest income		0	0	0
Interest expense		(539)	(652)	(809)
Profit before taxation		(291)	(360)	(431)
Income tax credit/(expense)		73	111	77
Profit/(loss) for the financial year		(218)	(249)	(354)
Joint ventures where entity is venturer | Oak Holdings 1 GmbH
Income statement and statement of comprehensive income
Revenue		1,327	1,249	1,166
Operating expenses		(94)	(117)	(130)
Depreciation and amortisation		(917)	(953)	(868)
Impairment loss		(928)	0	0
Other (expense)/income		(105)	(26)	5
Operating profit/(loss)		(717)	153	173
Interest income		4	7	5
Interest expense		(525)	(538)	(455)
Profit before taxation		(1,238)	(378)	(277)
Income tax credit/(expense)		358	212	132
Profit/(loss) for the financial year		(880)	(166)	(145)
Joint ventures where entity is venturer | Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue		2,227	4,797	4,749
Operating expenses		(1,426)	(3,005)	(3,066)
Depreciation and amortisation		(979)	(2,142)	(2,178)
Other (expense)/income		0	0	83
Operating profit/(loss)		(178)	(350)	(412)
Interest income		24	107	7
Interest expense		(1,099)	(2,539)	(2,718)
Profit before taxation		(1,253)	(2,782)	(3,123)
Income tax credit/(expense)		0	(2)	(95)
Profit/(loss) for the financial year		(1,253)	(2,784)	(3,218)
Associates [member]
Income statement and statement of comprehensive income
Interest income		9	0	0
Interest expense		(6)	0	0
Associates [member] | TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue		3,079	3,359	3,371
Operating expenses		(2,033)	(2,320)	(2,238)
Depreciation and amortisation		(755)	(902)	(891)
Other (expense)/income		182	0	0
Operating profit/(loss)		473	137	242
Interest income		0	0	0
Interest expense		(345)	(391)	(368)
Profit before taxation		128	(254)	(126)
Income tax credit/(expense)		4	27	(8)
Profit/(loss) for the financial year		132	(227)	(134)
Profit from continuing operations, Owners of the parent		132	(227)	(134)
Non-controlling interests		0	0	0
Associates [member] | Safaricom Limited
Income statement and statement of comprehensive income
Revenue		2,837	2,792	2,210
Operating expenses		(1,356)	(1,561)	(1,189)
Depreciation and amortisation		(495)	(489)	(523)
Other (expense)/income		0	79	142
Operating profit/(loss)		986	821	640
Interest income		13	17	16
Interest expense		(145)	(167)	(121)
Profit before taxation		854	671	535
Income tax credit/(expense)		(354)	(340)	(266)
Profit/(loss) for the financial year		500	331	269
Profit from continuing operations, Owners of the parent		643	503	399
Non-controlling interests		(143)	(172)	(130)
Associates [member] | Indus Towers Limited
Income statement and statement of comprehensive income
Revenue		0	835	3,185
Operating expenses		0	(286)	(1,598)
Depreciation and amortisation		0	(167)	(637)
Operating profit/(loss)		0	382	950
Interest income		0	11	126
Interest expense		0	(48)	(218)
Profit before taxation		0	345	858
Income tax credit/(expense)		0	(82)	(192)
Profit/(loss) for the financial year		0	263	666
Associates [member] | Maziv Proprietary Limited
Income statement and statement of comprehensive income
Revenue		105	0	0
Operating expenses		(36)	0	0
Depreciation and amortisation		(27)	0	0
Operating profit/(loss)		42	0	0
Interest income		0	0	0
Interest expense		(23)	0	0
Profit before taxation		19	0	0
Income tax credit/(expense)		(8)	0	0
Profit/(loss) for the financial year		€ 11	€ 0	€ 0

[1]	Profit attributable to non-controlling interests derives solely from continuing activities.